Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net [Abstract]
Intangible Assets, Net
	December 31,
	2019	2018
	U.S. Dollars (in thousands)

Patent registration costs	1,711	1,605

Accumulated amortization	1,220	1,129

Total intangible asset, net	491	476

Estimated Amortization Expense
As of December 31, 2019, the estimated amortization expenses of intangible assets for the years 2020 to 2024 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2020	82
2021	79
2022	78
2023	66
2024	57